INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate					21.00%	21.00%	21.00%
State taxes, net of federal benefit					5.00%	2.80%	(12.50%)
Non-deductible ERP expense					0.00%	0.00%	(32.80%)
Return to provision adjustments					(0.20%)	0.00%	0.00%
ERP warrant exercises					(1.80%)	0.00%	23.50%
Change in valuation allowance					(23.00%)	6.40%	(19.80%)
Share based compensation					(1.10%)	(31.00%)	6.40%
Other					3.00%	4.00%	(0.20%)
Effective income tax rate	0.80%	(94.70%)	(0.50%)	2.70%	2.90%	3.20%	(14.40%)